Common Shares (Tables)	12 Months Ended
Jan. 31, 2026
Common Shares
Schedule of convertible securities
	Allocated To		Number of
Issuance Date of Convertible Debentures	Common Shares $	Warrants $	Common Shares Issued	Warrants Granted

December 31, 2023	844	149	9,932	9,932
March 28, 2024	259,984	68,477	2,973,151	2,973,151
April 2, 2024	358,863	97,935	4,090,904	4,090,904
	619,691	166,561	7,073,987	7,073,987
	Allocated To		Number of
Issuance Dates of Convertible Debentures	Common Shares $	Warrants $	Common Shares Issued	Warrants

December 31, 2023	323,883	–	3,035,342	3,035,342
February 29, 2024	36,394	–	350,000	350,000
March 28, 2024	310,296	–	2,983,699	2,983,699
April 30, 2024	31,607	–	300,000	300,000
	702,180	–	6,669,041	6,669,041